Note 12 - Subsequent Events (Details Textual)	1 Months Ended			9 Months Ended
	Nov. 30, 2020 USD ($) shares	Oct. 31, 2020 USD ($)	Nov. 30, 2019	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Proceeds from Sale of Property, Plant, and Equipment, Total				$ 9,752,649
Synergy Keelung, Synergy Oakland, Synergy Busan and Synergy Antwerp [Member]
Number of Vessels Acquired			4
Subsequent Event [Member] | MV EM Athens [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 4,900,000
Repayments of Debt		$ 3,750,000
Subsequent Event [Member] | Synergy Keelung, Synergy Oakland, Synergy Busan and Synergy Antwerp [Member]
Stock Issued During Period, Value, Vessel Acquisition, Per Vessel	$ 0.50
Stock Issued During Period, Shares, Vessel Acquisition (in shares) | shares	161,357